Financial Instruments - Summary of Aggregate Contracted Principal Amounts of Company's Derivative Contracts Outstanding (Detail)
₺ in Millions, € in Millions, ₨ in Millions, ر.ق in Millions, ر.ع. in Millions, ر.س in Millions, د.إ in Millions, ¥ in Millions, ¥ in Millions, £ in Millions, zł in Millions, kr in Millions, kr in Millions, kr in Millions, SFr in Millions, R in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
		Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)		Mar. 31, 2022 EUR (€)	Mar. 31, 2022 GBP (£)	Mar. 31, 2022 AUD ($)	Mar. 31, 2022 SGD ($)	Mar. 31, 2022 ZAR (R)	Mar. 31, 2022 CAD ($)	Mar. 31, 2022 SAR (ر.س)	Mar. 31, 2022 PLN (zł)	Mar. 31, 2022 CHF (SFr)	Mar. 31, 2022 QAR (ر.ق)	Mar. 31, 2022 TRY (₺)	Mar. 31, 2022 NOK (kr)	Mar. 31, 2022 OMR (ر.ع.)	Mar. 31, 2022 SEK (kr)	Mar. 31, 2022 JPY (¥)	Mar. 31, 2022 DKK (kr)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 AED (د.إ)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)		Mar. 31, 2021 EUR (€)	Mar. 31, 2021 GBP (£)	Mar. 31, 2021 AUD ($)	Mar. 31, 2021 SGD ($)	Mar. 31, 2021 ZAR (R)	Mar. 31, 2021 CAD ($)	Mar. 31, 2021 SAR (ر.س)	Mar. 31, 2021 PLN (zł)	Mar. 31, 2021 CHF (SFr)	Mar. 31, 2021 QAR (ر.ق)	Mar. 31, 2021 TRY (₺)	Mar. 31, 2021 NOK (kr)	Mar. 31, 2021 OMR (ر.ع.)	Mar. 31, 2021 SEK (kr)	Mar. 31, 2021 JPY (¥)	Mar. 31, 2021 DKK (kr)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 AED (د.إ)
At cost [member] | Sell: Forward contracts [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $		$ 1,452																					$ 1,638
At cost [member] | Sell: Forward contracts [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | $		1,413																					1,577
Non-designated derivative instruments | $	[1]	1,452																					1,638
At cost [member] | Sell: Forward contracts [member] | EURO [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | €					€ 191																					€ 109
Non-designated derivative instruments | €					109																					99
At cost [member] | Sell: Forward contracts [member] | Great British Pound [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | £						£ 173																					£ 96
Non-designated derivative instruments | £						91																					104
At cost [member] | Sell: Forward contracts [member] | Australian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | $							$ 170																					$ 103
Non-designated derivative instruments | $							47																					29
At cost [member] | Sell: Forward contracts [member] | Singapore, Dollars [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $								$ 4																					$ 9
At cost [member] | Sell: Forward contracts [member] | South Africa, Rand [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | R									R 8																					R 22
At cost [member] | Sell: Forward contracts [member] | Canadian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $										$ 47																					$ 30
At cost [member] | Sell: Forward contracts [member] | Saudi Arabian Riyal [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ر.س											ر.س 33																					ر.س 137
At cost [member] | Sell: Forward contracts [member] | Poland, Zlotych [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | zł												zł 14																					zł 8
At cost [member] | Sell: Forward contracts [member] | Switzerland, Francs [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | SFr													SFr 5																					SFr 10
At cost [member] | Sell: Forward contracts [member] | Qatar, Rials
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ر.ق														ر.ق 11																					ر.ق 15
At cost [member] | Sell: Forward contracts [member] | Turkey, New Lira
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ₺															₺ 30																					₺ 47
At cost [member] | Sell: Forward contracts [member] | Norway, Krone
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | kr																kr 13																					kr 4
At cost [member] | Sell: Forward contracts [member] | Oman, Rials
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ر.ع.																	ر.ع. 2																					ر.ع. 2
At cost [member] | Sell: Forward contracts [member] | Sweden, Kronor
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | kr																		kr 17																					kr 42
At cost [member] | Sell: Forward contracts [member] | Japan, Yen [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ¥																			¥ 513																					¥ 370
At cost [member] | Sell: Forward contracts [member] | Denmark, Kroner
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | kr																				kr 2																					kr 0
At cost [member] | Range forward option contracts [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | $		$ 493																					$ 138
At cost [member] | Range forward option contracts [member] | EURO [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | €					€ 6																					€ 20
At cost [member] | Range forward option contracts [member] | Great British Pound [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | £						£ 28																					£ 55
At cost [member] | Range forward option contracts [member] | Australian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | $							$ 11																					$ 34
At cost [member] | Interest rate swaps [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments			₨ 4,750																					₨ 0
At cost [member] | Buy l forward contract [member] | United Arab Emirates, Dirhams [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | د.إ																						د.إ 26																					د.إ 9
At cost [member] | Buy l forward contract [member] | Switzerland, Francs [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | SFr													SFr 2																					SFr 2
At cost [member] | Buy l forward contract [member] | Norway, Krone
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | kr																kr 12																					kr 0
At cost [member] | Buy l forward contract [member] | Sweden, Kronor
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | kr																		kr 22																					kr 37
At cost [member] | Buy l forward contract [member] | Japan, Yen [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ¥																			¥ 447																					¥ 0
At cost [member] | Buy l forward contract [member] | Denmark, Kroner
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | kr																				kr 16																					kr 45
At cost [member] | Buy l forward contract [member] | RMB [Member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ¥																					¥ 0																					¥ 30
At cost [member] | Buy l forward contract [member] | CNH [Member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ¥																					¥ 11																					¥ 0
At fair value [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments			2,405																					3,010
At fair value [member] | Sell: Forward contracts [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments			509																					2,293
Non-designated derivative instruments	[1]		536																					480
At fair value [member] | Sell: Forward contracts [member] | EURO [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments			668																					114
Non-designated derivative instruments			1																					202
At fair value [member] | Sell: Forward contracts [member] | Great British Pound [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments			645																					(254)
Non-designated derivative instruments			81																					98
At fair value [member] | Sell: Forward contracts [member] | Australian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments			(217)																					(246)
Non-designated derivative instruments			(122)																					11
At fair value [member] | Sell: Forward contracts [member] | Singapore, Dollars [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments			(1)																					5
At fair value [member] | Sell: Forward contracts [member] | South Africa, Rand [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments				[2]																				(1)
At fair value [member] | Sell: Forward contracts [member] | Canadian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments			(25)																					3
At fair value [member] | Sell: Forward contracts [member] | Saudi Arabian Riyal [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments			(1)																					(1)
At fair value [member] | Sell: Forward contracts [member] | Poland, Zlotych [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments			(2)																					2
At fair value [member] | Sell: Forward contracts [member] | Switzerland, Francs [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments			(5)																					13
At fair value [member] | Sell: Forward contracts [member] | Qatar, Rials
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments			(4)																					(6)
At fair value [member] | Sell: Forward contracts [member] | Turkey, New Lira
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments			6																					42
At fair value [member] | Sell: Forward contracts [member] | Norway, Krone
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments			(3)																						[2]
At fair value [member] | Sell: Forward contracts [member] | Oman, Rials
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments				[2]																				(1)
At fair value [member] | Sell: Forward contracts [member] | Sweden, Kronor
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments			(2)																					10
At fair value [member] | Sell: Forward contracts [member] | Japan, Yen [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments			20																					6
At fair value [member] | Sell: Forward contracts [member] | Denmark, Kroner
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments				[2]																				0
At fair value [member] | Range forward option contracts [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments			217																					385
At fair value [member] | Range forward option contracts [member] | EURO [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments			8																					24
At fair value [member] | Range forward option contracts [member] | Great British Pound [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments			119																					(116)
At fair value [member] | Range forward option contracts [member] | Australian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments			(6)																					(18)
At fair value [member] | Interest rate swaps [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments			3																					0
At fair value [member] | Buy l forward contract [member] | United Arab Emirates, Dirhams [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments	[2]
At fair value [member] | Buy l forward contract [member] | Switzerland, Francs [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments			(1)																					(6)
At fair value [member] | Buy l forward contract [member] | Norway, Krone
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments			(1)																					0
At fair value [member] | Buy l forward contract [member] | Sweden, Kronor
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments			2																					(15)
At fair value [member] | Buy l forward contract [member] | Japan, Yen [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments			(18)																					0
At fair value [member] | Buy l forward contract [member] | Denmark, Kroner
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments			(2)																					(12)
At fair value [member] | Buy l forward contract [member] | RMB [Member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments			0																					(2)
At fair value [member] | Buy l forward contract [member] | CNH [Member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments				[2]																				₨ 0

[1]	USD 1,638 and USD 1,452 includes USD/PHP sell forward of USD 244 and USD 86 as at March 31, 2021 and 2022, respectively.
[2]	Value is less than ₹ 1